Financial Liabilities at Amortized Cost (Details) - Schedule of financial liabilities at amortized cost - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Liabilities at Amortized Cost [Abstract]
Current accounts and other demand deposits	$ 13,592,155	$ 18,542,791
Saving accounts and time deposits	14,358,987	9,140,006
Obligations by repurchase agreements and securities lending	216,264	95,009
Borrowings from financial institutions	5,397,676	4,861,865
Debt financial instruments issued	9,267,947	8,561,395
Other financial obligations	344,030	250,005
Total	$ 43,177,059	$ 41,451,071